Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Tax benefit
Federal and state income tax			14,924,318	$ 6,348,656
Deferred tax assets federal and state jurisdictions			$ 14,924,318
Groups of stockholders			5.00%